REPOSITIONING AND OTHER (GAINS) CHARGES - Repositioning Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Beginning balance	$ 181	$ 276	$ 303
Charges	210	221	335
Usage—cash	(153)	(189)	(280)
Usage—noncash	(10)	(6)	(36)
Divestitures			(9)
Adjustments	(56)	(97)	(56)
Foreign currency translation	6	(2)	19
Reclassifications to Liabilities held for sale	(6)	(22)
Ending balance	172	181	276
Severance
Restructuring Reserve [Roll Forward]
Beginning balance	174	185	229
Charges	138	136	162
Usage—cash	(90)	(92)	(170)
Usage—noncash	0	0	0
Divestitures			0
Adjustments	(52)	(41)	(42)
Foreign currency translation	6	0	6
Reclassifications to Liabilities held for sale	(6)	(14)
Ending balance	170	174	185
Asset impairments
Restructuring Reserve [Roll Forward]
Beginning balance	0	0	0
Charges	11	22	41
Usage—cash	0	0	0
Usage—noncash	(10)	(6)	(36)
Divestitures			(4)
Adjustments	(1)	(16)	(1)
Foreign currency translation	0	0	0
Reclassifications to Liabilities held for sale	0	0
Ending balance	0	0	0
Exit costs
Restructuring Reserve [Roll Forward]
Beginning balance	7	91	74
Charges	61	63	132
Usage—cash	(63)	(97)	(110)
Usage—noncash	0	0	0
Divestitures			(5)
Adjustments	(3)	(40)	(13)
Foreign currency translation	0	(2)	13
Reclassifications to Liabilities held for sale	0	(8)
Ending balance	$ 2	$ 7	$ 91